Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 16,616,493	$ 33,206,712	$ 10,232,676	$ 12,610,383
Restricted cash	0	6,338,306	0	0
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 16,616,493	$ 39,545,018	$ 10,232,676	$ 12,610,383	$ 6,345,969